Business Segment Reporting (Details) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)	$ 15,594	$ 15,590	$ 15,740	$ 14,691	$ 14,881	$ 15,172	$ 15,037	$ 14,955	$ 15,676	$ 15,800	$ 16,095	$ 15,930	$ 61,615	$ 60,045	$ 63,501
Provision for loan losses	0	0	0	(600)	(102)	(16)	0	(100)	0	0	(1,000)	0	(600)	(218)	(1,000)
Net interest income after provision for loan losses													61,015	59,827	62,501
Noninterest income	7,259	8,641	8,411	7,325	6,188	6,469	6,706	7,430	5,770	8,037	8,351	9,157	31,636	26,793	31,315
Noninterest expense	26,522	23,376	20,862	19,507	19,788	19,484	18,897	18,645	21,105	20,925	22,960	23,161	90,267	76,814	88,151
Income before provision for income taxes	(3,669)	855	3,289	1,909	1,179	2,141	2,846	3,640	341	2,912	486	1,926	2,384	9,806	5,665
Provision for income taxes (benefit)	(92,438)	51	35	40	7	(45)	37	7	(247)	22	135	0	(92,312)	6	(90)
Net income (loss)	88,769	804	3,254	1,869	1,172	2,186	2,809	3,633	588	2,890	351	1,926	94,696	9,800	5,755
Net income attributable to non-controlling interest	178	501	528	534	174	190	333	(226)	37	86	262	1,294	1,741	471	1,679
Net income attributable to Hampton Roads Bankshares, Inc.	88,591	$ 303	$ 2,726	$ 1,335	998	$ 1,996	$ 2,476	$ 3,859	551	$ 2,804	$ 89	$ 632	92,955	9,329	4,076
Total assets	2,065,940				1,988,606				1,950,272				2,065,940	1,988,606	1,950,272
Elimination
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)													0	0	0
Provision for loan losses													0	0	0
Net interest income after provision for loan losses													0	0	0
Noninterest income													(335)	(285)	(229)
Noninterest expense													(335)	(285)	(229)
Income before provision for income taxes													0	0	0
Provision for income taxes (benefit)													0	0	0
Net income (loss)													0	0	0
Net income attributable to non-controlling interest													0	0	0
Net income attributable to Hampton Roads Bankshares, Inc.													0	0	0
Total assets	(103,437)				(65,634)				(71,828)				(103,437)	(65,634)	(71,828)
BOHR | Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)													62,495	61,015	64,637
Provision for loan losses													(626)	(140)	(1,000)
Net interest income after provision for loan losses													61,869	60,875	63,637
Noninterest income													14,222	15,958	16,677
Noninterest expense													72,232	61,812	72,021
Income before provision for income taxes													3,859	15,021	8,293
Provision for income taxes (benefit)													(92,417)	(8)	(438)
Net income (loss)													96,276	15,029	8,731
Net income attributable to non-controlling interest													0	0	0
Net income attributable to Hampton Roads Bankshares, Inc.													96,276	15,029	8,731
Total assets	2,086,367				2,009,567				1,966,875				$ 2,086,367	2,009,567	1,966,875
Mortgage and Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Number of reportable segments (in addition to banking operations segment) | segment													2
Mortgage | Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)													$ 704	517	720
Provision for loan losses													26	(78)	0
Net interest income after provision for loan losses													730	439	720
Noninterest income													20,014	11,542	15,832
Noninterest expense													16,638	11,020	13,144
Income before provision for income taxes													4,106	961	3,408
Provision for income taxes (benefit)													103	31	344
Net income (loss)													4,003	930	3,064
Net income attributable to non-controlling interest													1,741	471	1,679
Net income attributable to Hampton Roads Bankshares, Inc.													2,262	459	1,385
Total assets	73,901				34,644				37,003				73,901	34,644	37,003
Corporate | Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)													(1,584)	(1,487)	(1,856)
Provision for loan losses													0	0	0
Net interest income after provision for loan losses													(1,584)	(1,487)	(1,856)
Noninterest income													(2,265)	(422)	(965)
Noninterest expense													1,732	4,267	3,215
Income before provision for income taxes													(5,581)	(6,176)	(6,036)
Provision for income taxes (benefit)													2	(17)	4
Net income (loss)													(5,583)	(6,159)	(6,040)
Net income attributable to non-controlling interest													0	0	0
Net income attributable to Hampton Roads Bankshares, Inc.													(5,583)	(6,159)	(6,040)
Total assets	$ 9,109				$ 10,029				$ 18,222				$ 9,109	$ 10,029	$ 18,222